Document and Entity Information	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity File Number	1-10879
Entity Registrant Name	AMPHENOL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-2785165
Entity Address, Address Line One	358 Hall Avenue
Entity Address, City or Town	Wallingford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06492
City Area Code	203
Local Phone Number	265-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000820313
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	APH
Security Exchange Name	NYSE
3.375% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.375% Senior Notes due 2029
Trading Symbol	APH29B
Security Exchange Name	NYSE
3.125% Senior Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2032
Trading Symbol	APH32
Security Exchange Name	NYSE
3.875% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	3.875% Senior Notes due 2034
Trading Symbol	APH34A
Security Exchange Name	NYSE